Related party transactions and balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Interest expense on promissory notes issued to relatives of the CEO of the Company	$ 324,586	$ 316,504	$ 315,926
Interest expenses on loan payable to a company controlled by the VP and immediate family members	23,315
Borrowing costs (recorded in interest expense) on loan payable to a company controlled by the VP and immediate family members	72,834
Interest expense on lines of credit payable to the CEO and the VP of the Company	1,596,667	1,402,187	1,464,077
Interest expense related to the grant and/or the modification of stock options held by the CEO and the VP of the Company related to financing provided	4,004,906	1,287,834
Interest expense related to stock options granted to the VP of the Company related to the increase of the borrowing limit of a line of credit		2,137,286
Consulting fees to the CEO of the Company accrued on the line of credit available to the Company	124,800	249,600	249,600
Salary and bonus paid to the CEO of the Company	274,800
Bonus to a director of the Company settled with issuance of ordinary shares	40,000
Salary for services to the VP of the Company	43,532	33,427
Salary for services as Secretary and Chief Legal Counsel of the Company	8,706
Selling, general and administration expense related to stock options granted to the Chief Legal Counsel of the Company	304,291
Loss on settlement of debt to a relative of the CEO of the Company		16,800
Rent paid to a company controlled by the VP and immediate family members	20,206	24,390
Stock options granted to a member of the Board of Directors of the Company		$ 304,692